EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

(collectively, the “Funds”)

Supplement to Statement of Additional Information (“SAI”)

dated December 1, 2024

1.	The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended July 31, 2024 and in the Eaton Vance family of funds as of December 31, 2023. The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Arizona Fund
Trevor G. Smith	None	$100,001 - $500,000
Carl A. Thompson	None	$10,001 - $50,000
Connecticut Fund
Trevor G. Smith	None	$100,001 - $500,000
Carl A. Thompson	None	$10,001 - $50,000
Minnesota Fund
Julie P. Callahan	None	$100,001 - $500,000
Christopher J. Eustance	None	$100,001 - $500,000
Municipal Opportunities Fund
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith	$100,001 - $500,000	$100,001 - $500,000
New Jersey Fund
Julie P. Callahan	None	$100,001 - $500,000
Cynthia J. Clemson	None	Over $1,000,000
Christopher J. Eustance	None	$100,001 - $500,000
Pennsylvania Fund
Christopher J. Eustance	None	$100,001 - $500,000
Paul Metheny	None	$1 - $10,000

December 6, 2024	12.06.24